STOCKHOLDERS' EQUITY - Summary of Unvested Restricted Common Stock Units (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	133,069
Granted (in shares) | shares	59,500
Forfeited (in shares) | shares	(66,646)
Vested (in shares) | shares	(87,320)
Outstanding, ending balance (in shares) | shares	38,603
Weighted-Average Grant Date Fair Value Per Share
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 18.89
Granted (in dollars per share) | $ / shares	5.96
Forfeited (in dollars per share) | $ / shares	12.34
Vested (in dollars per share) | $ / shares	19.18
Outstanding, ending balance (in dollars per share) | $ / shares	$ 9.6